Quarterly Holdings Report
for
Fidelity® Diversified International Fund
January 31, 2024
DIF-NPRT1-0324
1.813063.119
Common Stocks - 96.0%
	Shares	Value ($)
Australia - 1.2%
Aristocrat Leisure Ltd.	1,238,371	35,703,011
CAR Group Ltd.	440,526	9,458,671
Glencore PLC	10,146,301	53,683,650
Steadfast Group Ltd.	3,676,102	14,224,216
TOTAL AUSTRALIA		113,069,548
Canada - 6.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	1,517,386	88,913,436
Cameco Corp.	993,300	47,424,543
Canadian Natural Resources Ltd.	1,657,312	106,062,051
Canadian Pacific Kansas City Ltd.	598,985	48,200,323
Constellation Software, Inc.	45,595	126,017,804
Constellation Software, Inc. warrants 8/22/28 (a)(b)	50,399	4
Franco-Nevada Corp.	376,195	40,701,644
Imperial Oil Ltd.	778,500	44,905,110
Ivanhoe Mines Ltd. (a)	4,234,948	44,445,771
Lumine Group, Inc.	150,331	3,506,549
MEG Energy Corp. (a)	1,444,221	27,306,406
Thomson Reuters Corp.	290,365	43,110,385
TOTAL CANADA		620,594,026
China - 0.9%
Chervon Holdings Ltd.	2,961,120	6,019,180
Li Ning Co. Ltd.	3,255,948	6,955,753
NXP Semiconductors NV	339,765	71,544,316
TOTAL CHINA		84,519,249
Denmark - 3.8%
Carlsberg A/S Series B	323,490	41,622,633
DSV A/S	260,322	46,574,163
Novo Nordisk A/S Series B	2,300,661	262,975,821
Pandora A/S	105,390	15,416,852
TOTAL DENMARK		366,589,469
France - 10.7%
Air Liquide SA	512,954	95,990,823
Airbus Group NV	417,813	66,551,717
ALTEN	33,545	5,213,049
AXA SA	2,191,989	73,574,836
BNP Paribas SA	1,255,477	84,348,177
Capgemini SA	638,744	143,028,220
EssilorLuxottica SA	475,731	93,724,530
Legrand SA	510,952	49,519,256
LVMH Moet Hennessy Louis Vuitton SE	295,202	245,625,470
Pernod Ricard SA	489,596	80,688,725
Safran SA	355,947	66,458,442
Thales SA	169,564	24,802,592
TOTAL FRANCE		1,029,525,837
Germany - 7.6%
Allianz SE	521,463	139,322,417
Deutsche Borse AG	313,158	62,362,175
DHL Group	1,198,520	57,664,110
Hannover Reuck SE	263,994	63,393,286
Infineon Technologies AG	1,653,374	60,276,917
Merck KGaA	527,205	86,501,481
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	162,407	69,187,321
Rheinmetall AG	4,184	1,468,632
SAP SE	792,601	137,315,382
Siemens AG	164,126	29,382,474
Siemens Healthineers AG (c)	526,467	29,505,897
TOTAL GERMANY		736,380,092
Greece - 0.2%
Piraeus Financial Holdings SA (a)	3,815,900	15,464,412
Hong Kong - 1.0%
AIA Group Ltd.	12,144,659	95,243,516
India - 3.0%
Axis Bank Ltd.	2,650,700	34,066,179
Fairfax India Holdings Corp. (a)(c)	1,257,499	18,837,335
HDFC Bank Ltd.	9,673,304	170,040,037
HDFC Standard Life Insurance Co. Ltd. (c)	713,000	4,948,777
Reliance Industries Ltd.	1,897,546	65,164,957
TOTAL INDIA		293,057,285
Indonesia - 1.1%
PT Bank Central Asia Tbk	88,634,224	53,626,050
PT Bank Rakyat Indonesia (Persero) Tbk	139,822,816	50,369,150
TOTAL INDONESIA		103,995,200
Ireland - 0.8%
Kingspan Group PLC (Ireland)	672,581	54,921,412
Smurfit Kappa Group PLC	489,992	18,295,412
TOTAL IRELAND		73,216,824
Italy - 1.8%
FinecoBank SpA	3,437,241	49,887,432
Ryanair Holdings PLC sponsored ADR (a)	229,998	30,727,733
UniCredit SpA	3,123,837	91,503,595
TOTAL ITALY		172,118,760
Japan - 16.7%
BayCurrent Consulting, Inc.	724,738	16,849,435
Capcom Co. Ltd.	147,061	5,608,728
Fast Retailing Co. Ltd.	124,554	33,253,051
Fuji Electric Co. Ltd.	197,000	9,865,767
FUJIFILM Holdings Corp.	1,075,432	68,166,182
Fujitsu Ltd.	113,817	15,753,904
Hitachi Ltd.	2,472,909	194,247,864
Hoya Corp.	1,072,742	136,269,543
Itochu Corp.	2,398,272	108,843,475
Keyence Corp.	227,023	101,569,608
Marui Group Co. Ltd.	838,812	13,869,904
Minebea Mitsumi, Inc.	2,982,036	61,639,312
Mitsubishi Heavy Industries Ltd.	297,600	19,850,961
Nomura Research Institute Ltd.	1,013,475	30,995,643
ORIX Corp.	3,274,075	63,219,996
Persol Holdings Co. Ltd.	18,218,451	28,962,084
Relo Group, Inc.	1,484,590	14,901,921
Renesas Electronics Corp. (a)	2,113,500	34,677,435
Shin-Etsu Chemical Co. Ltd.	4,291,081	168,906,357
SMC Corp.	124,977	69,567,759
SMS Co., Ltd.	263,419	4,757,382
Sony Group Corp.	1,319,824	129,433,025
Sumitomo Mitsui Financial Group, Inc.	1,599,022	83,170,538
Suzuki Motor Corp.	952,930	42,804,367
Tokio Marine Holdings, Inc.	2,230,830	58,821,259
Tokyo Electron Ltd.	527,362	97,863,862
TOTAL JAPAN		1,613,869,362
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	1,407,970	76,505,501
Netherlands - 7.4%
Argenx SE (a)	52,131	19,686,335
ASML Holding NV (depository receipt)	415,010	360,983,994
BE Semiconductor Industries NV	322,701	48,754,267
IMCD NV	483,972	74,270,053
Shell PLC (London)	2,100,904	65,132,915
Wolters Kluwer NV	960,500	141,688,685
TOTAL NETHERLANDS		710,516,249
Norway - 0.4%
Equinor ASA	1,419,886	40,633,008
Spain - 1.9%
Banco Santander SA (Spain)	17,652,130	70,944,967
CaixaBank SA	13,281,095	56,630,507
Industria de Diseno Textil SA	1,236,002	52,848,201
TOTAL SPAIN		180,423,675
Sweden - 2.8%
Atlas Copco AB (A Shares)	2,969,160	47,386,081
Autoliv, Inc.	226,587	24,271,999
Indutrade AB	3,906,318	95,455,951
Investor AB (B Shares)	4,387,330	103,668,755
Kry International AB (a)(b)(d)	2,651	117,778
TOTAL SWEDEN		270,900,564
Switzerland - 2.6%
Compagnie Financiere Richemont SA Series A	320,806	47,650,787
Partners Group Holding AG	25,862	35,153,979
Sika AG	254,592	70,282,156
UBS Group AG	1,770,858	53,334,028
Zurich Insurance Group Ltd.	76,812	39,084,709
TOTAL SWITZERLAND		245,505,659
Taiwan - 1.4%
ECLAT Textile Co. Ltd.	654,000	11,416,813
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,132,275	127,901,784
TOTAL TAIWAN		139,318,597
United Kingdom - 13.2%
3i Group PLC	1,555,153	48,683,985
AstraZeneca PLC (United Kingdom)	1,359,965	180,299,866
B&M European Value Retail SA	11,169,353	73,407,421
BAE Systems PLC	8,215,766	122,547,360
Big Yellow Group PLC	1,681,053	24,456,975
Cab Payments Holdings Ltd.	510,224	514,052
Compass Group PLC	2,783,733	76,674,508
Diageo PLC	2,695,830	97,367,614
Flutter Entertainment PLC (a)	201,522	41,590,071
Games Workshop Group PLC	158,349	19,876,927
Hiscox Ltd.	1,402,903	18,472,370
InterContinental Hotel Group PLC	209,053	19,808,418
JD Sports Fashion PLC	10,009,547	14,847,908
Lloyds Banking Group PLC	40,383,915	21,648,032
London Stock Exchange Group PLC	1,084,935	122,721,409
RELX PLC (Euronext N.V.)	4,160,188	171,833,877
RS GROUP PLC	3,780,315	37,636,472
Sage Group PLC	4,247,281	63,406,783
Smith & Nephew PLC	3,738,716	52,285,943
Starling Bank Ltd. Series D (a)(b)(d)	8,636,400	34,367,017
WPP PLC	3,044,002	29,437,001
TOTAL UNITED KINGDOM		1,271,884,009
United States of America - 10.3%
CRH PLC	1,112,343	79,279,970
Experian PLC	1,102,461	45,887,068
Ferguson PLC	582,931	109,704,146
ICON PLC (a)	36,074	9,410,624
Linde PLC	328,914	133,154,255
Marsh & McLennan Companies, Inc.	466,972	90,517,852
Marvell Technology, Inc.	1,138,365	77,067,311
MasterCard, Inc. Class A	176,544	79,308,861
Nestle SA (Reg. S)	1,127,122	128,436,237
S&P Global, Inc.	201,707	90,435,333
Schlumberger Ltd.	1,742,287	84,849,377
Schneider Electric SA	345,763	67,925,187
TOTAL UNITED STATES OF AMERICA		995,976,221
TOTAL COMMON STOCKS (Cost $6,036,373,798)		9,249,307,063

Preferred Stocks - 0.5%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
Estonia - 0.1%
Bolt Technology OU Series E (a)(b)(d)	79,275	8,999,895
United States of America - 0.4%
Wasabi Holdings, Inc. Series C (a)(b)(d)	2,976,172	38,452,142
TOTAL CONVERTIBLE PREFERRED STOCKS		47,452,037
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(b)(d)	15,316	944,292
TOTAL PREFERRED STOCKS (Cost $59,932,348)		48,396,329

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $280,222,429)	280,167,352	280,223,386

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $6,376,528,575)	9,577,926,778
NET OTHER ASSETS (LIABILITIES) - 0.6%	59,180,185
NET ASSETS - 100.0%	9,637,106,963

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,292,009 or 0.6% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $82,881,124 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	20,595,368

Kry International AB	5/14/21	1,151,345

Kry International AB Series E	5/14/21	7,002,062

Starling Bank Ltd. Series D	6/18/21	15,440,896

Wasabi Holdings, Inc. Series C	3/31/21	32,334,918

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	345,681,349	441,010,887	506,468,850	5,788,132	-	-	280,223,386	0.6%
Fidelity Securities Lending Cash Central Fund 5.39%	221,672,979	93,709,954	315,382,933	33,672	-	-	-	0.0%
Total	567,354,328	534,720,841	821,851,783	5,821,804	-	-	280,223,386

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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